Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity (Tables)
Summary of option transactions

A summary of option transactions for the six months ended June 30, 2012 is as follows:

	Options	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	1,250,625	$2.93
Outstanding at June 30, 2012	1,250,625	$2.93
Exercisable at June 30, 2012	1,250,625	$2.93

Summary of Warrant Transactions

A summary of warrant transactions for the six months ended June 30, 2012 is as follows:

	Warrants	Wtd. Avg Exercise Price
Outstanding at December 31, 2011	3,568,985	$1.47
Outstanding at June 30, 2012	3,568,985	$1.47
Exercisable at June 30, 2012	3,568,985	$1.47